SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2017
SUBSEQUENT EVENT.
SUBSEQUENT EVENT

21.    SUBSEQUENT EVENT

In March 2018, the Company entered into an agreement to acquire assets, including an online audio/video program transmission license, of an online training services company in the PRC for approximately RMB89,796.